T. ROWE PRICE Total Equity Market Index Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 8.6%
Diversified Telecommunication Services 0.9%
AT&T  323,845 7,653
ATN International  6,300 251
Iridium Communications (1) 20,300 819
Liberty Global, Class A (1) 9,307 237
Liberty Global, Class C (1) 17,925 464
Lumen Technologies (2) 55,580 626
Verizon Communications  193,853 9,875
19,925
Entertainment 1.4%
Activision Blizzard  34,162 2,737
AMC Entertainment Holdings, Class A (1)(2) 16,045 395
Electronic Arts  9,700 1,227
Liberty Media-Liberty Formula One, Class A (1) 8,200 518
Liberty Media-Liberty Formula One, Class C (1) 17,800 1,243
Live Nation Entertainment (1) 9,072 1,067
Madison Square Garden Sports (1) 533 96
Netflix (1) 20,291 7,601
Playtika Holding (1) 34,200 661
Roku (1) 7,141 895
Take-Two Interactive Software (1) 5,100 784
Walt Disney (1) 91,524 12,553
Warner Music Group, Class A  9,761 369
Zynga, Class A (1) 91,400 845
30,991
Interactive Media & Services 5.1%
Alphabet, Class A (1) 15,184 42,232
Alphabet, Class C (1) 13,995 39,088
fuboTV (1)(2) 13,306 87
IAC/InterActiveCorp (1) 4,600 461
Match Group (1) 14,923 1,623
Meta Platforms, Class A (1) 119,585 26,591
Pinterest, Class A (1) 22,300 549
Snap, Class A (1) 64,043 2,305
Twitter (1) 36,498 1,412
Vimeo (1) 41,868 497
Ziff Davis (1) 3,700 358
ZoomInfo Technologies, Class A (1) 12,000 717
115,920
Media 1.0%
AMC Networks, Class A (1) 6,300 256

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cable One  470 688
Charter Communications, Class A (1) 7,370 4,020
Comcast, Class A  210,119 9,838
Discovery, Class A (1) 9,934 247
Discovery, Class C (1) 17,347 433
DISH Network, Class A (1) 11,730 371
Fox, Class A  10,361 409
Gray Television  15,400 340
Interpublic Group  14,939 530
Liberty Broadband, Class A (1) 4,000 524
Liberty Broadband, Class C (1) 10,002 1,353
New York Times, Class A  5,800 266
News, Class A  32,096 711
Nexstar Media Group, Class A  2,513 474
Omnicom Group  6,900 586
Paramount Global, Class B (2) 28,394 1,074
Scholastic  9,000 362
Sirius XM Holdings (2) 16,900 112
TEGNA  6,100 137
22,731
Wireless Telecommunication Services 0.2%
Shenandoah Telecommunications  4,802 113
Telephone & Data Systems  11,200 211
T-Mobile U.S. (1) 34,145 4,383
4,707
Total Communication Services 194,274
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.2%
Aptiv (1) 7,000 838
Autoliv  4,000 306
BorgWarner  16,517 643
Goodyear Tire & Rubber (1) 23,478 335
Horizon Global (1) 19,120 109
Lear  1,400 200
Modine Manufacturing (1) 41,000 369
QuantumScape (1)(2) 31,500 630
Veoneer (1) 5,700 211
Visteon (1) 4,100 447
XPEL (1)(2) 2,100 110
4,198
Automobiles 2.3%
Ford Motor  205,061 3,467
General Motors (1) 65,300 2,856

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lucid Group (1)(2) 27,584 701
Rivian Automotive, Class A (1) 8,815 443
Tesla (1) 41,608 44,837
Thor Industries (2) 4,800 378
Winnebago Industries  8,300 448
53,130
Distributors 0.1%
Genuine Parts  4,800 605
LKQ  12,600 572
Pool  1,205 510
1,687
Diversified Consumer Services 0.1%
Adtalem Global Education (1) 5,200 155
Bright Horizons Family Solutions (1) 4,184 555
Frontdoor (1) 8,450 252
H&R Block  11,652 304
Service Corp International  2,800 184
Strategic Education  5,600 372
Terminix Global Holdings (1) 6,800 310
2,132
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A (1) 13,800 2,370
Aramark  9,000 338
BJ's Restaurants (1) 8,100 229
Booking Holdings (1) 2,266 5,322
Boyd Gaming  6,500 428
Caesars Entertainment (1) 15,410 1,192
Carnival (1) 36,330 735
Cheesecake Factory (1) 5,678 226
Chipotle Mexican Grill (1) 1,570 2,484
Chuy's Holdings (1) 11,200 302
Cracker Barrel Old Country Store  1,524 181
Darden Restaurants  3,800 505
Domino's Pizza  2,700 1,099
DraftKings, Class A (1)(2) 19,700 383
Expedia Group (1) 6,290 1,231
Hilton Grand Vacations (1) 5,040 262
Hilton Worldwide Holdings (1) 13,317 2,021
Jack in the Box  2,418 226
Las Vegas Sands (1) 15,508 603
Marriott International, Class A (1) 15,856 2,787
Marriott Vacations Worldwide  3,958 624
McDonald's  40,000 9,891
MGM Resorts International  25,900 1,086

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Norwegian Cruise Line Holdings (1)(2) 19,254 421
Papa John's International  4,700 495
Penn National Gaming (1) 9,484 402
Planet Fitness, Class A (1) 4,261 360
Royal Caribbean Cruises (1) 10,000 838
Scientific Games (1) 6,400 376
SeaWorld Entertainment (1) 9,400 700
Six Flags Entertainment (1) 6,826 297
Starbucks  64,800 5,895
Travel + Leisure  8,330 483
Vail Resorts  2,100 547
Wendy's  17,675 388
Wingstop  3,000 352
Wyndham Hotels & Resorts  5,130 434
Wynn Resorts (1) 6,906 551
Yum! Brands  9,300 1,102
48,166
Household Durables 0.4%
DR Horton  15,100 1,125
Ethan Allen Interiors  18,600 485
Garmin  7,417 880
Helen of Troy (1)(2) 2,100 411
Hovnanian Enterprises, Class A (1) 5,643 333
iRobot (1) 5,500 349
La-Z-Boy  5,900 156
Leggett & Platt  8,900 310
Lennar, Class A  11,393 925
MDC Holdings  7,964 301
Meritage Homes (1) 4,700 372
Mohawk Industries (1) 2,913 362
Newell Brands  6,154 132
NVR (1) 210 938
PulteGroup  6,644 278
Taylor Morrison Home (1) 14,879 405
TopBuild (1) 3,033 550
Tri Pointe Homes (1) 21,200 426
Whirlpool  2,822 488
9,226
Internet & Direct Marketing Retail 3.3%
Amazon.com (1) 22,099 72,042
DoorDash, Class A (1) 9,100 1,066
eBay  20,800 1,191
Etsy (1) 7,200 895
Overstock.com (1)(2) 3,900 171
PetMed Express (2) 8,400 217

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wayfair, Class A (1)(2) 6,518 722
76,304
Leisure Products 0.1%
Brunswick  7,200 582
Hasbro  6,700 549
Mattel (1) 27,100 602
Peloton Interactive, Class A (1) 22,481 594
Polaris  2,500 263
YETI Holdings (1) 4,600 276
2,866
Multiline Retail 0.5%
Big Lots (2) 6,800 235
Dollar General  14,600 3,251
Dollar Tree (1) 13,293 2,129
Nordstrom  13,700 372
Ollie's Bargain Outlet Holdings (1) 8,900 382
Target  21,300 4,520
10,889
Specialty Retail 2.1%
Advance Auto Parts  1,150 238
American Eagle Outfitters (2) 18,850 317
AutoZone (1) 1,439 2,942
Bath & Body Works  13,500 645
Bed Bath & Beyond (1)(2) 14,600 329
Best Buy  10,000 909
Burlington Stores (1) 5,800 1,057
CarMax (1) 5,558 536
Carvana (1) 7,284 869
Conn's (1)(2) 14,100 217
Container Store Group (1) 22,056 180
Dick's Sporting Goods (2) 3,600 360
Five Below (1) 3,943 624
Floor & Decor Holdings, Class A (1) 8,891 720
Foot Locker  3,003 89
GameStop, Class A (1)(2) 2,200 367
Group 1 Automotive  1,200 201
Home Depot  54,698 16,373
Lithia Motors  1,300 390
LL Flooring Holdings (1) 12,300 172
Lowe's  30,100 6,086
Murphy USA  1,200 240
O'Reilly Automotive (1) 4,530 3,103
Petco Health & Wellness (1)(2) 12,000 235
Rent-A-Center  6,500 164

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RH (1) 1,100 359
Ross Stores  21,900 1,981
Sleep Number (1) 3,650 185
TJX  66,300 4,016
Tractor Supply  3,500 817
Ulta Beauty (1) 3,500 1,394
Urban Outfitters (1) 5,370 135
Victoria's Secret (1) 18,500 950
Williams-Sonoma  3,700 537
47,737
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings (1) 14,400 740
Carter's  3,300 303
Columbia Sportswear  3,600 326
Crocs (1) 5,200 397
Deckers Outdoor (1) 1,568 429
Lululemon Athletica (1) 7,200 2,630
Movado Group  6,600 258
NIKE, Class B  67,100 9,029
Rocky Brands  4,000 166
Skechers USA, Class A (1) 11,600 473
Tapestry  15,446 574
Unifi (1) 6,332 115
VF  13,400 762
16,202
Total Consumer Discretionary 272,537
CONSUMER STAPLES 5.5%
Beverages 1.4%
Boston Beer, Class A (1) 1,300 505
Brown-Forman, Class B  9,200 617
Celsius Holdings (1) 3,500 193
Coca-Cola  205,893 12,765
Coca-Cola Consolidated  950 472
Constellation Brands, Class A  10,800 2,488
Keurig Dr Pepper  50,654 1,920
Molson Coors Beverage, Class B  4,202 224
Monster Beverage (1) 20,700 1,654
PepsiCo  73,271 12,264
33,102
Food & Staples Retailing 1.4%
Casey's General Stores  3,000 595
Chefs' Warehouse (1) 7,700 251
Costco Wholesale  23,000 13,245

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kroger  32,200 1,847
Performance Food Group (1) 12,000 611
Rite Aid (1)(2) 15,120 132
Sysco  21,226 1,733
U.S. Foods Holding (1) 10,800 406
United Natural Foods (1) 4,400 182
Walgreens Boots Alliance  21,374 957
Walmart  76,822 11,440
31,399
Food Products 0.9%
Archer-Daniels-Midland  26,472 2,389
Campbell Soup  10,080 449
Conagra Brands  40,325 1,354
Darling Ingredients (1) 12,900 1,037
Flowers Foods  33,733 867
Fresh Del Monte Produce  9,900 257
Freshpet (1) 3,934 404
General Mills  20,000 1,354
Hershey  3,700 802
Hormel Foods  15,200 783
Ingredion  5,200 453
J M Smucker  1,716 232
John B. Sanfilippo & Son  3,400 284
Kellogg  11,500 742
Kraft Heinz  15,308 603
Lamb Weston Holdings  6,162 369
McCormick  10,556 1,053
Mondelez International, Class A  81,276 5,103
Post Holdings (1) 3,120 216
Simply Good Foods (1) 9,318 354
Tootsie Roll Industries (2) 7,155 250
TreeHouse Foods (1) 13,354 431
Tyson Foods, Class A  13,409 1,202
20,988
Household Products 1.1%
Church & Dwight  12,200 1,212
Clorox  5,486 763
Colgate-Palmolive  33,500 2,540
Energizer Holdings  4,298 132
Kimberly-Clark  21,700 2,673
Procter & Gamble  114,993 17,571
24,891
Personal Products 0.2%
BellRing Brands (1) 3,955 91

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Edgewell Personal Care  4,448 163
Estee Lauder, Class A  13,500 3,676
Herbalife Nutrition (1) 9,600 292
4,222
Tobacco 0.5%
Altria Group  81,400 4,253
Philip Morris International  69,300 6,510
Vector Group  10,255 124
10,887
Total Consumer Staples 125,489
ENERGY 3.9%
Energy Equipment & Services 0.4%
Baker Hughes  36,900 1,343
ChampionX (1) 15,100 370
DMC Global (1) 8,900 271
ENGlobal (1) 146,000 190
Halliburton  50,700 1,920
Helmerich & Payne  23,000 984
NOV  47,406 930
Oceaneering International (1) 24,600 373
Schlumberger  65,911 2,723
TechnipFMC (1) 61,202 474
9,578
Oil, Gas & Consumable Fuels 3.5%
APA  25,986 1,074
Callon Petroleum (1) 15,400 910
Cheniere Energy  12,800 1,775
Chevron  100,703 16,397
Civitas Resources  12,600 752
CNX Resources (1) 19,300 400
ConocoPhillips  66,823 6,682
Coterra Energy  33,408 901
Denbury (1) 300 24
Devon Energy  41,463 2,452
Diamondback Energy  8,000 1,097
Dorian LPG  25,400 368
DT Midstream  14,491 786
EOG Resources  33,381 3,980
EQT  15,300 527
Equitrans Midstream  30,300 256
Exxon Mobil  202,033 16,686
Hess  12,700 1,359
Kinder Morgan  63,695 1,204

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Magnolia Oil & Gas, Class A  31,052 734
Marathon Petroleum  30,408 2,600
Murphy Oil  26,143 1,056
Occidental Petroleum  46,100 2,616
ONEOK  23,800 1,681
Par Pacific Holdings (1) 23,900 311
Phillips 66  18,374 1,587
Pioneer Natural Resources  12,000 3,000
Range Resources (1) 25,146 764
Renewable Energy Group (1) 6,110 371
SM Energy  23,500 915
Targa Resources  17,000 1,283
Tellurian (1) 59,600 316
Valero Energy  13,550 1,376
Whiting Petroleum  3,700 302
Williams  62,085 2,074
World Fuel Services  14,500 392
79,008
Total Energy 88,586
FINANCIALS 11.7%
Banks 4.1%
1st Source  9,964 461
Ameris Bancorp  5,753 252
Bank of America  337,031 13,892
Bank of Hawaii  4,000 336
Bank OZK  6,200 265
BankUnited  13,400 589
Berkshire Hills Bancorp  17,100 495
Cadence Bank  8,900 260
Central Pacific Financial  15,500 432
Citigroup  114,934 6,138
Citizens Financial Group  23,200 1,052
Columbia Banking System  9,400 303
Comerica  9,516 861
Cullen/Frost Bankers  4,200 581
Customers Bancorp (1) 2,500 130
CVB Financial  12,039 279
Dime Community Bancshares  9,800 339
East West Bancorp  9,692 766
Fifth Third Bancorp  35,390 1,523
First BanCorp Puerto Rico  47,600 625
First Business Financial Services  8,200 269
First Citizens BancShares, Class A  619 412
First Financial Bancorp  10,970 253

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
First Horizon  35,379 831
First Merchants  8,330 347
First Republic Bank  6,300 1,021
Flushing Financial  9,350 209
Fulton Financial  33,074 550
Glacier Bancorp  7,100 357
Hancock Whitney  10,100 527
Home BancShares  16,400 371
Huntington Bancshares  113,909 1,665
JPMorgan Chase  142,047 19,364
KeyCorp  63,473 1,421
M&T Bank  6,269 1,063
National Bank Holdings, Class A  10,200 411
NBT Bancorp  10,700 387
Northwest Bancshares  22,150 299
Old National Bancorp  19,280 316
Pacific Premier Bancorp  15,200 537
Park National  3,215 422
Peoples Bancorp  15,345 480
People's United Financial  35,977 719
Pinnacle Financial Partners  4,100 378
PNC Financial Services Group  20,449 3,772
Popular  12,680 1,036
Prosperity Bancshares  3,400 236
Regions Financial  49,756 1,108
Renasant  5,175 173
S&T Bancorp  15,300 453
Seacoast Banking  12,900 452
Signature Bank  4,000 1,174
Simmons First National, Class A  9,588 251
SouthState  7,220 589
SVB Financial Group (1) 2,481 1,388
Synovus Financial  5,828 286
Towne Bank  12,500 374
Truist Financial  60,658 3,439
U.S. Bancorp  58,255 3,096
UMB Financial  2,896 281
United Bankshares  7,400 258
Webster Financial  14,495 813
Wells Fargo  213,025 10,323
WesBanco  8,200 282
Western Alliance Bancorp  8,500 704
Zions Bancorp  8,501 557
93,233

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital Markets 3.0%
Affiliated Managers Group  3,000 423
Ameriprise Financial  4,300 1,292
Artisan Partners Asset Management, Class A  6,600 260
Bank of New York Mellon  47,060 2,336
BGC Partners, Class A  92,596 407
BlackRock  6,641 5,075
Blackstone Group  36,868 4,680
Cboe Global Markets  6,500 744
Charles Schwab  79,446 6,698
CME Group  19,204 4,568
Coinbase Global, Class A (1) 1,100 209
Donnelley Financial Solutions (1) 7,925 264
FactSet Research Systems  1,550 673
Franklin Resources  18,800 525
Goldman Sachs Group  19,388 6,400
Intercontinental Exchange  25,178 3,326
Invesco  30,900 713
Janus Henderson Group  9,941 348
Jefferies Financial Group  12,300 404
KKR  36,613 2,141
Lazard, Class A  8,800 304
LPL Financial Holdings  4,300 785
MarketAxess Holdings  2,700 919
Moody's  6,021 2,032
Morgan Stanley  65,811 5,752
Morningstar  1,400 382
MSCI  3,900 1,961
Nasdaq  5,000 891
Northern Trust  12,000 1,397
Raymond James Financial  13,387 1,471
S&P Global  15,148 6,213
SEI Investments  7,200 433
State Street  27,514 2,397
Tradeweb Markets, Class A  11,557 1,015
Virtus Investment Partners  2,975 714
Westwood Holdings Group  8,200 126
68,278
Consumer Finance 0.6%
Ally Financial  15,350 667
American Express  26,800 5,012
Capital One Financial  25,855 3,394
Credit Acceptance (1)(2) 400 220
Discover Financial Services  14,500 1,598
LendingClub (1) 26,500 418

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient  15,900 271
OneMain Holdings  7,500 356
SLM  40,200 738
SoFi Technologies (1)(2) 34,700 328
Synchrony Financial  31,485 1,096
Upstart Holdings (1)(2) 4,100 447
14,545
Diversified Financial Services 1.5%
Apollo Global Management  18,330 1,136
Berkshire Hathaway, Class B (1) 89,200 31,480
Equitable Holdings  26,203 810
Voya Financial  11,500 763
34,189
Insurance 2.2%
Aflac  20,000 1,288
Alleghany (1) 564 478
Allstate  10,800 1,496
American Financial Group  5,750 837
American International Group  52,900 3,321
Aon, Class A  9,958 3,243
Arch Capital Group (1) 15,600 755
Arthur J Gallagher  8,500 1,484
Assurant  3,500 636
Axis Capital Holdings  9,100 550
Brown & Brown  5,500 397
BRP Group, Class A (1) 7,000 188
Chubb  25,366 5,426
Cincinnati Financial  6,869 934
CNA Financial  10,300 501
Erie Indemnity, Class A  2,000 352
Everest Re Group  2,200 663
Fidelity National Financial  16,896 825
First American Financial  8,285 537
Genworth Financial, Class A (1) 83,400 315
Globe Life  3,522 354
Hanover Insurance Group  4,700 703
Hartford Financial Services Group  24,300 1,745
Kemper  5,500 311
Loews  9,500 616
Markel (1) 620 915
Marsh & McLennan  29,164 4,970
MBIA (1) 33,300 513
MetLife  47,520 3,340
Old Republic International  10,987 284
Principal Financial Group  11,100 815

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Progressive  27,385 3,122
Prudential Financial  17,200 2,033
RenaissanceRe Holdings  3,592 569
Safety Insurance Group  4,900 445
Selective Insurance Group  5,500 491
Selectquote (1)(2) 17,500 49
Travelers  12,523 2,288
United Fire Group  9,000 280
Unum Group  26,500 835
Willis Towers Watson  5,606 1,324
50,228
Mortgage Real Estate Investment Trusts 0.2%
AG Mortgage Investment Trust, REIT  19,000 177
AGNC Investment, REIT  23,200 304
Annaly Capital Management, REIT  72,700 512
Ares Commercial Real Estate, REIT (2) 13,200 205
Chimera Investment, REIT  45,500 548
Franklin BSP Realty Trust, REIT  18,840 263
Granite Point Mortgage Trust, REIT  16,100 179
New York Mortgage Trust, REIT  67,800 247
Redwood Trust, REIT  25,700 271
Starwood Property Trust, REIT  23,400 565
TPG RE Finance Trust, REIT  13,400 158
Two Harbors Investment, REIT (2) 66,300 367
3,796
Thrifts & Mortgage Finance 0.1%
Capitol Federal Financial  14,300 156
MGIC Investment  22,400 304
New York Community Bancorp  26,787 287
Northfield Bancorp  14,400 207
PennyMac Financial Services  7,000 372
Radian Group  11,700 260
Washington Federal  4,342 142
WSFS Financial  4,200 196
1,924
Total Financials 266,193
HEALTH CARE 13.3%
Biotechnology 2.5%
AbbVie  93,322 15,128
ACADIA Pharmaceuticals (1) 43,000 1,041
Alkermes (1) 16,100 424
Alnylam Pharmaceuticals (1) 6,950 1,135
Altimmune (1) 16,100 98

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Amgen  29,087 7,034
AnaptysBio (1) 9,100 225
Anika Therapeutics (1) 6,700 168
Apellis Pharmaceuticals (1) 11,600 589
Aptevo Therapeutics (1) 46,200 271
Arcturus Therapeutics Holdings (1) 5,522 149
Biogen (1) 4,034 850
BioMarin Pharmaceutical (1) 8,800 678
Bioxcel Therapeutics (1)(2) 10,800 226
Blueprint Medicines (1) 9,700 620
BrainStorm Cell Therapeutics (1)(2) 64,900 218
Celldex Therapeutics (1) 8,700 296
Cymabay Therapeutics (1) 71,100 221
Dynavax Technologies (1)(2) 8,300 90
Eagle Pharmaceuticals (1) 8,355 413
Exact Sciences (1) 10,700 748
Fate Therapeutics (1) 11,900 461
Gilead Sciences  60,720 3,610
Homology Medicines (1) 66,000 201
Horizon Therapeutics (1) 11,700 1,231
iBio (1) 322,700 138
IGM Biosciences (1)(2) 4,200 112
ImmunityBio (1)(2) 41,300 232
Incyte (1) 6,900 548
Insmed (1)(2) 21,800 512
Intellia Therapeutics (1) 5,600 407
Ionis Pharmaceuticals (1) 34,505 1,278
Ironwood Pharmaceuticals (1) 35,336 445
Lexicon Pharmaceuticals (1) 78,800 165
Ligand Pharmaceuticals (1) 1,904 214
Moderna (1) 19,282 3,322
Natera (1) 7,200 293
Neurocrine Biosciences (1) 8,600 806
Novavax (1) 3,986 294
Nurix Therapeutics (1) 11,600 163
Ocugen (1) 33,300 110
Olema Pharmaceuticals (1) 50,200 214
OPKO Health (1)(2) 45,100 155
Protagonist Therapeutics (1) 8,400 199
Prothena (1) 5,946 217
RAPT Therapeutics (1) 7,400 163
Regeneron Pharmaceuticals (1) 4,892 3,417
Replimune Group (1) 10,300 175
Sangamo Therapeutics (1) 67,782 394
Sarepta Therapeutics (1) 5,832 456
Scholar Rock Holding (1) 10,000 129

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Seagen (1) 6,173 889
Stoke Therapeutics (1) 600 13
TG Therapeutics (1)(2) 15,600 148
Ultragenyx Pharmaceutical (1) 9,700 704
United Therapeutics (1) 2,100 377
Vertex Pharmaceuticals (1) 11,338 2,959
Vir Biotechnology (1) 6,936 178
Xencor (1) 23,700 632
56,583
Health Care Equipment & Supplies 2.8%
Abbott Laboratories  95,103 11,256
ABIOMED (1) 2,000 662
Accuray (1)(2) 84,200 279
Align Technology (1) 3,900 1,700
Avanos Medical (1) 13,731 460
Baxter International  23,084 1,790
Becton Dickinson & Company  15,502 4,123
Boston Scientific (1) 55,439 2,455
Cerus (1) 71,500 393
Cooper  3,700 1,545
CryoPort (1) 4,800 168
DENTSPLY SIRONA  13,533 666
Dexcom (1) 6,100 3,121
Edwards Lifesciences (1) 25,220 2,969
Envista Holdings (1) 9,300 453
Hologic (1) 15,444 1,186
ICU Medical (1) 2,000 445
IDEXX Laboratories (1) 2,900 1,586
Insulet (1) 4,100 1,092
Integra LifeSciences Holdings (1) 5,800 373
Intuitive Surgical (1) 19,800 5,973
LivaNova (1) 3,600 295
Masimo (1) 3,300 480
Medtronic  60,744 6,740
Nevro (1) 5,900 427
OraSure Technologies (1) 18,900 128
Ortho Clinical Diagnostics Holdings (1) 7,290 136
Predictive Oncology (1)(2) 227,900 223
Quidel (1) 4,800 540
ResMed  8,200 1,989
Senseonics Holdings (1)(2) 62,300 123
Shockwave Medical (1) 3,900 809
STERIS  6,495 1,570
Stryker  18,620 4,978
Surgalign Holdings (1) 246,700 75

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Surmodics (1) 6,300 286
Teleflex  4,000 1,419
Varex Imaging (1) 8,460 180
Zimmer Biomet Holdings  9,571 1,224
Zimvie (1) 957 22
64,339
Health Care Providers & Services 2.8%
Acadia Healthcare (1) 6,290 412
Amedisys (1) 5,400 930
AmerisourceBergen  6,964 1,077
AMN Healthcare Services (1) 3,952 412
Anthem  12,104 5,946
Brookdale Senior Living (1) 43,700 308
Cardinal Health  5,715 324
Centene (1) 28,188 2,373
Cigna  16,342 3,916
CorVel (1) 1,750 295
Covetrus (1) 23,960 402
CVS Health  59,448 6,017
DaVita (1) 3,598 407
Encompass Health  9,900 704
Ensign Group  8,900 801
Guardant Health (1) 7,800 517
HCA Healthcare  11,262 2,823
HealthEquity (1) 7,900 533
Henry Schein (1) 7,100 619
Humana  6,186 2,692
Invitae (1)(2) 20,702 165
Laboratory Corp. of America Holdings (1) 4,720 1,244
McKesson  7,751 2,373
Molina Healthcare (1) 3,694 1,232
Option Care Health (1) 29,750 850
Pennant Group (1) 17,550 327
Psychemedics  2,375 17
Quest Diagnostics  4,500 616
Select Medical Holdings  11,500 276
Surgery Partners (1) 6,233 343
Tivity Health (1) 6,207 200
U.S. Physical Therapy  3,000 298
UnitedHealth Group  45,722 23,317
Universal Health Services, Class B  3,500 507
63,273
Health Care Technology 0.2%
Cerner  13,474 1,261
Doximity, Class A (1) 2,700 141

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Multiplan (1)(2) 114,100 534
NextGen Healthcare (1) 11,600 243
Omnicell (1) 3,200 414
Phreesia (1) 6,000 158
Teladoc Health (1)(2) 5,848 422
Veeva Systems, Class A (1) 7,900 1,678
4,851
Life Sciences Tools & Services 1.6%
10X Genomics, Class A (1) 5,028 382
Adaptive Biotechnologies (1) 23,100 321
Agilent Technologies  19,087 2,526
Avantor (1) 28,382 960
Bio-Rad Laboratories, Class A (1) 700 394
Bio-Techne  1,900 823
Bruker  11,900 765
Charles River Laboratories International (1) 2,468 701
Danaher  30,211 8,862
Illumina (1) 8,600 3,005
IQVIA Holdings (1) 7,825 1,809
Mettler-Toledo International (1) 800 1,098
PerkinElmer  5,335 931
Repligen (1) 2,956 556
Thermo Fisher Scientific  19,473 11,502
Waters (1) 2,100 652
West Pharmaceutical Services  4,400 1,807
37,094
Pharmaceuticals 3.4%
Arvinas (1) 5,224 352
Bristol-Myers Squibb  100,484 7,338
Cassava Sciences (1)(2) 5,900 219
Catalent (1) 10,400 1,153
Elanco Animal Health (1) 54,449 1,421
Eli Lilly  42,900 12,285
Jazz Pharmaceuticals (1) 2,804 437
Johnson & Johnson  128,764 22,821
Merck  117,034 9,603
Nektar Therapeutics (1) 31,932 172
Organon  19,423 678
Perrigo  7,998 307
Pfizer  265,802 13,761
Prestige Consumer Healthcare (1) 10,200 540
Theravance Biopharma (1)(2) 30,571 292
Viatris  57,275 623

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  26,200 4,941
76,943
Total Health Care 303,083
INDUSTRIALS & BUSINESS SERVICES 8.6%
Aerospace & Defense 1.4%
Aerojet Rocketdyne Holdings (1) 10,500 413
Axon Enterprise (1) 4,200 578
Boeing (1) 29,700 5,687
BWX Technologies  8,075 435
General Dynamics  8,200 1,978
HEICO, Class A  5,675 720
Hexcel  7,400 440
Howmet Aerospace  26,200 941
Huntington Ingalls Industries  2,000 399
L3Harris Technologies  8,901 2,212
Lockheed Martin  10,800 4,767
Northrop Grumman  7,495 3,352
Parsons (1) 4,800 186
Raytheon Technologies  67,399 6,677
Spirit AeroSystems Holdings, Class A  6,566 321
Textron  18,700 1,391
TransDigm Group (1) 1,900 1,238
Triumph Group (1) 27,400 693
Virgin Galactic Holdings (1)(2) 24,600 243
Woodward  2,800 350
33,021
Air Freight & Logistics 0.6%
CH Robinson Worldwide  7,047 759
Expeditors International of Washington  3,800 392
FedEx  14,100 3,262
GXO Logistics (1) 6,500 464
United Parcel Service, Class B  39,000 8,364
13,241
Airlines 0.2%
Alaska Air Group (1) 9,600 557
Allegiant Travel (1) 1,100 178
American Airlines Group (1)(2) 26,446 483
Delta Air Lines (1) 11,700 463
JetBlue Airways (1) 42,800 640
Southwest Airlines (1) 33,785 1,547
United Airlines Holdings (1) 9,315 432
4,300

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Building Products 0.6%
A.O. Smith  9,300 594
AAON  6,445 359
Allegion  6,066 666
Armstrong World Industries  3,647 328
Carlisle  2,600 639
Carrier Global  43,239 1,983
Fortune Brands Home & Security  7,600 565
Gibraltar Industries (1) 5,500 236
Johnson Controls International  27,435 1,799
Lennox International  2,400 619
Masco  16,900 862
Owens Corning  5,600 512
PGT Innovations (1) 24,800 446
Trane Technologies  13,300 2,031
Trex (1) 9,100 595
Zurn Water Solutions  15,500 549
12,783
Commercial Services & Supplies 0.5%
ACCO Brands  35,967 288
Brady, Class A  6,500 301
Brink's  2,650 180
Cintas  2,957 1,258
Copart (1) 10,400 1,305
CoreCivic (1) 28,898 323
Harsco (1) 25,700 314
HNI  14,300 530
IAA (1) 15,000 574
MillerKnoll  8,500 294
MSA Safety  2,700 358
Republic Services  11,897 1,576
Rollins  2,525 88
Stericycle (1) 13,100 772
Tetra Tech  4,025 664
UniFirst  1,400 258
VSE  400 18
Waste Management  15,060 2,387
11,488
Construction & Engineering 0.2%
Arcosa  5,500 315
Dycom Industries (1) 4,600 438
Fluor (1) 12,958 372
Granite Construction  12,950 425
MasTec (1) 7,350 640

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Quanta Services  11,050 1,454
WillScot Mobile Mini Holdings (1) 14,185 555
4,199
Electrical Equipment 0.6%
AMETEK  10,369 1,381
AZZ  3,700 179
Beam Global (1)(2) 11,900 243
Eaton  16,026 2,432
Emerson Electric  27,200 2,667
Generac Holdings (1) 3,700 1,100
Hubbell  4,805 883
nVent Electric  11,046 384
Ocean Power Technologies (1) 119,800 169
Pioneer Power Solutions  27,800 157
Plug Power (1) 34,100 976
Regal Rexnord  4,755 707
Rockwell Automation  3,600 1,008
Sensata Technologies Holding (1) 9,200 468
Sunrun (1) 9,266 281
Thermon Group Holdings (1) 10,400 169
Vicor (1) 2,700 191
Westwater Resources (1)(2) 66,000 132
13,527
Industrial Conglomerates 0.9%
3M  30,900 4,600
General Electric  62,590 5,727
Honeywell International  36,325 7,068
Roper Technologies  5,800 2,739
20,134
Machinery 1.7%
AGCO  5,100 745
Alamo Group  2,700 388
Caterpillar  24,652 5,493
Chart Industries (1) 3,300 567
Cummins  8,500 1,743
Deere  12,426 5,162
Dover  5,000 784
Enovis (1) 12,009 478
EnPro Industries  2,768 271
ESCO Technologies  5,400 378
Flowserve  9,400 337
Fortive  21,550 1,313
Graco  6,061 423
Helios Technologies  3,200 257

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IDEX  4,627 887
Illinois Tool Works  16,300 3,413
Ingersoll Rand  23,959 1,206
ITT  5,400 406
John Bean Technologies  5,509 653
Lincoln Electric Holdings  3,300 455
Middleby (1) 3,312 543
Mueller Water Products, Class A  27,004 349
Nordson  2,800 636
Otis Worldwide  27,369 2,106
PACCAR  24,162 2,128
Parker-Hannifin  7,013 1,990
RBC Bearings (1)(2) 2,600 504
Snap-on  2,600 534
Stanley Black & Decker  7,580 1,060
Terex  11,620 414
Timken  5,100 310
Toro  6,284 537
Watts Water Technologies, Class A  3,200 447
Welbilt (1) 16,700 397
Westinghouse Air Brake Technologies  8,088 778
Xylem  9,400 801
38,893
Marine 0.0%
Matson  4,400 531
531
Professional Services 0.6%
Barrett Business Services  2,600 201
Booz Allen Hamilton Holding  11,566 1,016
CACI International, Class A (1) 1,800 542
Clarivate (1) 19,900 334
CoStar Group (1) 18,200 1,212
Equifax  6,300 1,494
Forrester Research (1) 6,000 339
Franklin Covey (1) 9,600 434
FTI Consulting (1) 5,100 802
Huron Consulting Group (1) 4,500 206
Insperity  4,400 442
Jacobs Engineering Group  5,800 799
Korn Ferry  7,000 455
Leidos Holdings  8,599 929
ManpowerGroup  2,900 272
ManTech International, Class A  3,100 267
Mastech Digital (1) 19,002 351
Robert Half International  4,000 457

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Science Applications International  2,300 212
TransUnion  14,500 1,498
TrueBlue (1) 12,400 358
Upwork (1) 9,300 216
Verisk Analytics  8,827 1,895
14,731
Road & Rail 1.0%
Avis Budget Group (1) 3,022 796
CSX  124,200 4,651
JB Hunt Transport Services  4,300 863
Knight-Swift Transportation Holdings  850 43
Landstar System  3,100 468
Lyft, Class A (1) 12,242 470
Norfolk Southern  12,970 3,699
Old Dominion Freight Line  2,350 702
Ryder System  3,300 262
Saia (1) 1,851 451
Uber Technologies (1) 64,632 2,306
Union Pacific  29,155 7,966
Werner Enterprises  4,275 175
XPO Logistics (1) 6,500 473
Yellow (1) 16,900 119
23,444
Trading Companies & Distributors 0.3%
Air Lease  14,587 651
Beacon Roofing Supply (1) 6,100 362
Fastenal  17,900 1,063
GATX  2,700 333
GMS (1) 10,351 515
McGrath RentCorp  3,600 306
MSC Industrial Direct, Class A  5,100 435
NOW (1) 22,030 243
Rush Enterprises, Class A  1,500 76
United Rentals (1) 3,800 1,350
Univar Solutions (1) 8,200 263
Veritiv (1) 2,800 374
Watsco  2,000 609
WW Grainger  2,000 1,032
7,612
Total Industrials & Business Services 197,904
INFORMATION TECHNOLOGY 27.0%
Communications Equipment 0.8%
ADTRAN  18,600 343

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arista Networks (1) 10,100 1,404
Ciena (1) 9,699 588
Cisco Systems  196,532 10,958
Extreme Networks (1) 34,128 417
F5 (1) 2,600 543
Juniper Networks  22,280 828
Lumentum Holdings (1) 5,248 512
Motorola Solutions  8,494 2,057
Ubiquiti (2) 600 175
Viasat (1) 8,500 415
18,240
Electronic Equipment, Instruments & Components 0.8%
Amphenol, Class A  34,800 2,622
Arrow Electronics (1) 2,700 320
Avnet  6,316 256
Belden  4,100 227
CDW  5,100 912
Cognex  13,273 1,024
Coherent (1) 994 272
Corning  35,810 1,322
FARO Technologies (1) 4,500 234
Insight Enterprises (1) 3,650 392
IPG Photonics (1) 2,600 285
Keysight Technologies (1) 13,643 2,155
Knowles (1) 19,600 422
Littelfuse  1,900 474
MicroVision (1)(2) 42,800 200
Napco Security Technologies (1) 6,314 130
National Instruments  11,550 469
Plexus (1) 4,700 384
Sanmina (1) 3,602 146
TE Connectivity  16,938 2,219
Teledyne Technologies (1) 4,023 1,901
Trimble (1) 12,900 931
TTM Technologies (1) 9,200 136
Vishay Intertechnology  13,620 267
Vontier  8,300 211
Zebra Technologies, Class A (1) 2,150 889
18,800
IT Services 4.4%
Accenture, Class A  34,036 11,478
Affirm Holdings (1)(2) 8,200 380
Akamai Technologies (1) 5,400 645
Automatic Data Processing  18,000 4,096
Block, Class A (1) 23,594 3,199

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bread Financial Holdings  2,804 157
Broadridge Financial Solutions  8,525 1,327
Cloudflare, Class A (1) 15,100 1,807
Cognizant Technology Solutions, Class A  28,500 2,556
DXC Technology (1) 13,700 447
EPAM Systems (1) 2,400 712
Euronet Worldwide (1) 6,800 885
Fastly, Class A (1) 6,876 120
Fidelity National Information Services  34,091 3,423
Fiserv (1) 36,696 3,721
FleetCor Technologies (1) 6,100 1,519
Gartner (1) 3,788 1,127
Genpact  7,500 326
Global Payments  17,439 2,386
GoDaddy, Class A (1) 7,086 593
International Business Machines  40,132 5,218
Jack Henry & Associates  3,400 670
Kratos Defense & Security Solutions (1) 18,817 385
Kyndryl Holdings (1) 28,126 369
LiveRamp Holdings (1) 9,000 337
Mastercard, Class A  45,041 16,097
Maximus  3,800 285
MongoDB (1) 3,300 1,464
Okta (1) 6,852 1,034
Paychex  10,387 1,418
PayPal Holdings (1) 52,512 6,073
Snowflake, Class A (1) 12,800 2,933
Twilio, Class A (1) 9,386 1,547
VeriSign (1) 5,800 1,290
Visa, Class A  85,945 19,060
Western Union  35,449 664
WEX (1) 2,700 482
100,230
Semiconductors & Semiconductor Equipment 5.6%
Advanced Micro Devices (1) 86,512 9,459
Analog Devices  26,771 4,422
Applied Materials  43,378 5,717
Broadcom  22,005 13,856
Cirrus Logic (1) 5,687 482
CMC Materials  2,544 472
Cohu (1) 6,981 207
Diodes (1) 6,062 527
Enphase Energy (1) 8,443 1,704
Entegris  11,429 1,500
First Solar (1) 5,500 461

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Intel  187,926 9,314
KLA  6,040 2,211
Lam Research  6,204 3,335
Lattice Semiconductor (1) 7,800 475
Marvell Technology  52,016 3,730
Microchip Technology  24,888 1,870
Micron Technology  51,467 4,009
MKS Instruments  2,380 357
Monolithic Power Systems  2,228 1,082
NVIDIA  127,720 34,850
NXP Semiconductors  10,587 1,959
ON Semiconductor (1) 28,030 1,755
Onto Innovation (1) 6,900 600
Power Integrations  3,800 352
Qorvo (1) 1,652 205
QUALCOMM  59,100 9,032
Semtech (1) 8,300 575
SiTime (1) 2,400 595
Skyworks Solutions  8,479 1,130
SolarEdge Technologies (1) 4,100 1,322
Teradyne  9,273 1,096
Texas Instruments  50,500 9,266
Wolfspeed (1) 6,204 706
128,633
Software 9.2%
Adobe (1) 21,780 9,923
Anaplan (1) 8,500 553
ANSYS (1) 3,341 1,061
Appian (1) 3,772 229
AppLovin, Class A (1)(2) 2,000 110
Asana, Class A (1)(2) 5,200 208
Aspen Technology (1) 3,800 628
Autodesk (1) 7,300 1,565
Avalara (1) 5,700 567
Bill.com Holdings (1) 5,000 1,134
Black Knight (1) 10,363 601
Cadence Design Systems (1) 18,800 3,092
CDK Global  11,048 538
Cerence (1) 4,337 157
Ceridian HCM Holding (1) 10,991 751
Citrix Systems  5,970 602
CommVault Systems (1) 3,700 245
Consensus Cloud Solutions (1) 5,466 329
Coupa Software (1) 5,100 518
Crowdstrike Holdings, Class A (1) 9,642 2,190

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Datadog, Class A (1) 13,300 2,015
Digital Turbine (1) 9,000 394
DocuSign (1) 10,700 1,146
Dolby Laboratories, Class A  5,000 391
Dynatrace (1) 12,300 579
Fair Isaac (1) 972 453
Five9 (1) 4,800 530
Fortinet (1) 9,400 3,212
Guidewire Software (1) 3,100 293
HubSpot (1) 2,400 1,140
InterDigital  3,600 230
Intuit  15,800 7,597
Mandiant (1) 17,600 393
Manhattan Associates (1) 7,000 971
Microsoft  376,476 116,071
MicroStrategy, Class A (1) 1,300 632
NCR (1) 7,800 313
New Relic (1) 4,800 321
NortonLifeLock  33,164 880
Oracle  69,400 5,741
PagerDuty (1) 10,400 356
Palantir Technologies, Class A (1) 81,546 1,120
Palo Alto Networks (1) 5,300 3,299
Paycom Software (1) 2,514 871
Paylocity Holding (1) 2,700 556
Pegasystems  3,000 242
PTC (1) 4,380 472
RingCentral, Class A (1) 5,108 599
Salesforce (1) 52,359 11,117
ServiceNow (1) 11,000 6,126
Smartsheet, Class A (1) 9,300 509
Splunk (1) 4,925 732
Sprout Social, Class A (1) 10,400 833
SS&C Technologies Holdings  7,370 553
Synopsys (1) 10,319 3,439
Trade Desk, Class A (1) 31,000 2,147
Tyler Technologies (1) 1,750 779
UiPath, Class A (1) 24,375 526
Unity Software (1) 3,400 337
VMware, Class A  10,195 1,161
Workday, Class A (1) 11,400 2,730
Workiva (1) 4,500 531
Zendesk (1) 6,300 758
Zoom Video Communications, Class A (1) 13,356 1,566

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zscaler (1) 4,300 1,038
210,700
Technology Hardware, Storage & Peripherals 6.2%
Apple  777,521 135,763
Dell Technologies, Class C (1) 9,873 495
Hewlett Packard Enterprise  78,499 1,312
HP  52,818 1,917
NetApp  6,942 576
Pure Storage, Class A (1) 25,000 883
Seagate Technology Holdings  5,639 507
Turtle Beach (1)(2) 13,300 283
Western Digital (1) 15,347 762
142,498
Total Information Technology 619,101
MATERIALS 2.8%
Chemicals 1.7%
Air Products & Chemicals  12,200 3,049
Albemarle  7,200 1,592
Amyris (1)(2) 29,800 130
Axalta Coating Systems (1) 11,200 275
Cabot  5,120 350
Celanese  6,340 906
CF Industries Holdings  13,240 1,365
Chemours  24,381 767
Corteva  41,266 2,372
Dow  29,867 1,903
DuPont de Nemours  16,861 1,241
Eastman Chemical  3,840 430
Ecolab  8,300 1,465
Ferro (1) 15,300 333
FMC  8,200 1,079
HB Fuller  4,200 277
Huntsman  20,279 761
Ingevity (1) 3,512 225
International Flavors & Fragrances  12,875 1,691
Linde  28,400 9,072
LyondellBasell Industries, Class A  8,582 882
Minerals Technologies  8,400 556
Mosaic  7,282 484
PPG Industries  15,943 2,090
Quaker Chemical (2) 1,100 190
RPM International  10,900 888
Scotts Miracle-Gro  2,236 275
Sherwin-Williams  13,500 3,370

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valvoline  11,587 366
38,384
Construction Materials 0.1%
Eagle Materials  2,598 333
Martin Marietta Materials  3,800 1,463
Vulcan Materials  7,566 1,390
3,186
Containers & Packaging 0.4%
Amcor  79,300 899
AptarGroup  1,790 210
Avery Dennison  4,800 835
Ball  18,000 1,620
Berry Global Group (1) 6,200 359
Crown Holdings  3,696 462
International Paper  21,444 990
Myers Industries  17,660 382
O-I Glass (1) 36,900 486
Packaging Corp. of America  7,400 1,155
Sealed Air  18,600 1,246
Westrock  16,376 770
9,414
Metals & Mining 0.6%
Arconic (1) 7,497 192
Carpenter Technology  3,459 145
Cleveland-Cliffs (1) 41,400 1,333
Commercial Metals  11,800 491
Compass Minerals International (2) 7,000 440
Freeport-McMoRan  73,842 3,673
Hecla Mining  84,400 555
Newmont  30,948 2,459
Nucor  15,262 2,269
Reliance Steel & Aluminum  4,000 733
Royal Gold  7,100 1,003
Steel Dynamics  10,600 884
TimkenSteel (1) 28,100 615
14,792
Paper & Forest Products 0.0%
Clearwater Paper (1) 3,264 92
Louisiana-Pacific  10,400 646
738
Total Materials 66,514

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 3.5%
Equity Real Estate Investment Trusts 3.3%
Acadia Realty Trust, REIT  27,391 594
Agree Realty, REIT  8,800 584
Alexandria Real Estate Equities, REIT  7,800 1,570
American Campus Communities, REIT  15,300 856
American Tower, REIT  20,520 5,155
Apartment Income REIT, REIT  13,462 720
Apple Hospitality REIT, REIT  14,800 266
AvalonBay Communities, REIT  8,386 2,083
Boston Properties, REIT  4,900 631
Camden Property Trust, REIT  6,500 1,080
Chatham Lodging Trust, REIT (1) 24,900 343
City Office REIT, REIT  17,800 314
Cousins Properties, REIT  15,560 627
Crown Castle International, REIT  19,237 3,551
CubeSmart, REIT  25,400 1,322
Digital Realty Trust, REIT  12,650 1,794
Douglas Emmett, REIT  12,900 431
Duke Realty, REIT  13,800 801
EastGroup Properties, REIT  2,600 529
EPR Properties, REIT  7,971 436
Equinix, REIT  4,856 3,601
Equity LifeStyle Properties, REIT  13,200 1,010
Equity Residential, REIT  16,800 1,511
Essex Property Trust, REIT  3,694 1,276
Extra Space Storage, REIT  6,400 1,316
Federal Realty Investment Trust, REIT  2,900 354
First Industrial Realty Trust, REIT  11,000 681
Four Corners Property Trust, REIT  18,413 498
Gaming & Leisure Properties, REIT  8,060 378
Getty Realty, REIT  9,242 264
Healthpeak Properties, REIT  18,100 621
Hersha Hospitality Trust, REIT (1) 27,600 251
Highwoods Properties, REIT  8,900 407
Host Hotels & Resorts, REIT  40,419 785
Innovative Industrial Properties, REIT  2,700 555
Invitation Homes, REIT  22,683 911
Iron Mountain, REIT  18,033 999
JBG SMITH Properties, REIT  13,782 403
Kilroy Realty, REIT  7,100 543
Kimco Realty, REIT  54,663 1,350
Kite Realty Group Trust, REIT  15,600 355
Lamar Advertising, Class A, REIT  5,000 581
Macerich, REIT  23,200 363

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mid-America Apartment Communities, REIT  5,343 1,119
National Retail Properties, REIT  5,100 229
National Storage Affiliates Trust, REIT  9,800 615
One Liberty Properties, REIT  12,298 379
Preferred Apartment Communities, Class A, REIT  16,200 404
Prologis, REIT  32,708 5,282
Public Storage, REIT  7,694 3,003
Rayonier, REIT  9,440 388
Realty Income, REIT  26,253 1,819
Regency Centers, REIT  5,100 364
Retail Opportunity Investments, REIT  26,500 514
Ryman Hospitality Properties, REIT (1) 4,368 405
Safehold, REIT  1,900 105
SBA Communications, REIT  7,200 2,478
Seritage Growth Properties, Class A, REIT (1)(2) 15,650 198
Simon Property Group, REIT  14,238 1,873
SITE Centers, REIT  42,500 710
SL Green Realty, REIT (2) 8,644 702
STAG Industrial, REIT  16,900 699
Sun Communities, REIT  6,186 1,084
Terreno Realty, REIT  9,500 703
UDR, REIT  5,979 343
Urban Edge Properties, REIT  29,692 567
Ventas, REIT  18,218 1,125
VICI Properties, REIT  21,700 618
Vornado Realty Trust, REIT  12,878 584
Washington Real Estate Investment Trust, REIT  16,500 421
Welltower, REIT  23,000 2,211
Weyerhaeuser, REIT  38,825 1,471
Whitestone REIT, REIT  42,082 558
WP Carey, REIT  14,402 1,164
74,835
Real Estate Management & Development 0.2%
CBRE Group, Class A (1) 12,500 1,144
Douglas Elliman  8,427 61
eXp World Holdings (2) 9,100 193
Jones Lang LaSalle (1) 2,500 599
Newmark Group, Class A  34,718 553
Opendoor Technologies, Class A (1) 48,100 416
Redfin (1)(2) 11,400 206
RMR Group, Class A  5,831 181
St. Joe  8,500 503
Zillow Group, Class A (1) 5,300 255

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zillow Group, Class C (1)(2) 7,500 370
4,481
Total Real Estate 79,316
UTILITIES 2.8%
Electric Utilities 1.7%
ALLETE  7,821 524
Alliant Energy  12,300 768
American Electric Power  27,840 2,778
Constellation Energy  15,740 885
Duke Energy  31,702 3,540
Edison International  19,000 1,332
Entergy  8,500 992
Evergy  10,665 729
Eversource Energy  19,924 1,757
Exelon  56,822 2,706
FirstEnergy  23,673 1,086
Hawaiian Electric Industries  12,700 537
IDACORP  8,700 1,004
MGE Energy  7,500 598
NextEra Energy  104,800 8,878
OGE Energy  13,600 555
Otter Tail  6,466 404
PG&E (1) 68,500 818
Pinnacle West Capital  4,400 344
PPL  31,700 905
Southern  56,900 4,126
Xcel Energy  35,730 2,579
37,845
Gas Utilities 0.1%
Atmos Energy (2) 700 84
National Fuel Gas  10,300 708
ONE Gas  4,900 432
Spire  8,300 595
UGI  9,800 355
2,174
Independent Power & Renewable Electricity Producers 0.1%
AES  31,155 802
Vistra  20,584 478
1,280
Multi-Utilities 0.8%
Ameren  15,000 1,406
Avista  11,446 517
Black Hills  6,400 493

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CenterPoint Energy  24,400 748
CMS Energy  22,600 1,581
Consolidated Edison  10,800 1,022
Dominion Energy  49,502 4,206
DTE Energy  4,083 540
NiSource  25,408 808
Public Service Enterprise Group  28,500 1,995
Sempra Energy  17,051 2,867
WEC Energy Group  17,408 1,737
17,920
Water Utilities 0.1%
American States Water  6,400 570
American Water Works  6,700 1,109
Cadiz (1) 56,600 117
California Water Service Group  8,125 481
Essential Utilities  11,846 606
2,883
Total Utilities 62,102
Total Common Stocks (Cost $938,171) 2,275,099
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 7,445,511 7,446
7,446
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills, 0.16%, 6/23/22 (5) 690,000 689
689
Total Short-Term Investments (Cost $8,136) 8,135

T. ROWE PRICE Total Equity Market Index Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 13,665,610 13,666
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 13,666
Total Securities Lending Collateral (Cost $13,666) 13,666
Total Investments in Securities 100.5%
(Cost $959,973) $ 2,296,900
Other Assets Less Liabilities (0.5)% (11,433)
Net Assets 100.0% $ 2,285,467
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
(5) At March 31, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 18 Russell 2000 E-Mini Index contracts 6/22 1,860 $ 75
Long, 44 S&P 500 E-Mini Index contracts 6/22 9,967 687
Net payments (receipts) of variation margin to date (925)
Variation margin receivable (payable) on open futures contracts $ (163)

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 2++
Totals $ —# $ — $ 2+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 21,309  ¤  ¤ $ 21,112
Total $ 21,112^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $2 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $21,112.

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Total Equity Market Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Total Equity Market Index Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining

T. ROWE PRICE Total Equity Market Index Fund

fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,275,099 $ — $ — $ 2,275,099
Short-Term Investments 7,446 689 — 8,135
Securities Lending Collateral 13,666 — — 13,666
Total Securities 2,296,211 689 — 2,296,900
Futures Contracts* 762 — — 762
Total $ 2,296,973 $ 689 $ — $ 2,297,662
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F123-054Q1 03/22